SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 51,416	$ 63,697
2024	63,697
2026	51,416	51,416
2027	51,416	51,416
2028	51,416	51,416
2028		51,416
Total	$ 269,361	$ 269,361